Taxation (Movement of Valuation Allowance) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Valuation Allowance, Beginning Balance	$ 1,151,000	$ 476,000
Current year addition	270,000	675,000
Current year reversal	0	0
Valuation Allowance, Ending Balance	$ 1,421,000	$ 1,151,000